INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
Seamless Group Inc [Member]
INTANGIBLE ASSETS, NET

7 Intangible assets, net

Intangible assets, net as of December 31, 2022 and 2021 consisted of the following:

	December 31,
	2022	2021
	US$	US$

Software	20,546,739	20,547,957
Developed technologies	5,853,354	5,853,354
Trade names and trademarks	7,043,640	7,043,640
Total	33,443,733	33,444,951
Less: accumulated amortization	(23,593,955)	(20,061,254)
Intangible assets, net	9,849,778	13,383,697

Amortization expenses of US$3,525,388 and US$4,916,290 were recorded in general and administrative expenses for the years ended December 31, 2022 and 2021, respectively.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7	Intangible assets, net (Continued)

As of December 31, 2022, the estimated future amortization expense for each of the next five years and thereafter was as follows:

Amortization
US$
For the year ending December 31,
2023	3,002,254
2024	2,438,878
2025	2,270,486
2026	1,833,157
2027	305,003
Thereafter	—
Total	9,849,778